Exhibit 99.1

GM Financial Automobile Leasing Trust 2023-3

5.95% Exchange Note

Class A-1 5.63400% Asset Backed Notes

Class A-2A 5.58% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 5.38% Asset Backed Notes

Class A-4 5.44% Asset Backed Notes

Class B 5.88% Asset Backed Notes

Class C 5.94% Asset Backed Notes

Class D 0.00% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/25
End of Period:	09/30/25
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	10/16/25
Distribution Date:	10/20/25
Transaction Month:	26

				Original Agg.
2023-3 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	38,542	07/05/2023	08/16/2023	$1,169,298,569

Total	38,542			$1,169,298,569

RECONCILIATION OF 2023-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$372,367,757

{2}	Reduction in Agg. Securitization Value due to payments	{2}	4,270,694
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	502,488
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	37,844,446
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	42,617,628

{7}	End of period Aggregate Securitization Value		{7}	$329,750,129

{8}	Pool Factor		{8}	28.200678%

RECONCILIATION OF 2023-3 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,120,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$323,069,188

{11}	Exchange Note Principal Payment Amount	{11}	42,617,628

{12}	End of period Exchange Note Balance	{12}	$280,451,560

{13}	Note Pool Factor	{13}	25.040318%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$154,360,000	$289,000,000	$100,000,000	$339,000,000	$65,900,000

{15}	Beginning of period Note Balance	{15}	$0	$0	$0	$67,884,393	$65,900,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	0	0	42,617,628	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$0	$0	$25,266,765	$65,900,000

{21}	Note Pool Factor	{21}	0.000000%	0.000000%	0.000000%	7.4533230%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$50,900,000	$47,400,000	$29,200,000	$1,075,760,000

{23}	Beginning of period Note Balance	{23}	$50,900,000	$47,400,000	$29,200,000	$261,284,393

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	42,617,628
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$50,900,000	$47,400,000	$29,200,000	$218,666,765

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	20.326724%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$372,367,757

{31}	Ending Designated Pool Balance	{31}	329,750,129
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	329,750,129

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$42,617,628

	Interest calculation:
	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$323,069,188	$0	5.95%	30	30/360	$1,601,885

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2023-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$7,207,732
{37}	Net Liquidation Proceeds collected during period	{37}	43,055,613
{38}	Investment Earnings	{38}	171,080
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(171,080)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	50,263,345

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	310,306
{43}	To the 2023-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,601,885
{44}	To the 2023-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	42,617,628
{45}	To the 2023-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2023-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	5,733,526

{47}	Total Distributions:		{47}	$50,263,345

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$372,367,757
{49}	Ending Agg. Securitization Value	{49}	329,750,129
{50}	Principal Distributable Amount {48} - {49}		{50}	42,617,628

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	42,617,628

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (a) (i) through (xiii) to the Required Pro Forma Note Balance			{53}	42,617,628

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$42,617,628

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	5.63400%	28	Actual/360	$0
{56}	Class A-2A	$0	0	5.58%	30	30/360	0
{57}	Class A-2B	$0	0	4.83881%	28	Actual/360	0
{58}	Class A-3	$67,884,393	0	5.38%	30	30/360	304,349
{59}	Class A-4	$65,900,000	0	5.44%	30	30/360	298,747
{60}	Class B	$50,900,000	0	5.88%	30	30/360	249,410
{61}	Class C	$47,400,000	0	5.94%	30	30/360	234,630
{62}	Class D	$29,200,000	0	0.00%	30	30/360	0

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2023-3 Exchange Note Collections	{63}	$49,953,039
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	171,080
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	9,914
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	50,134,033

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	50,134,033

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	250
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	304,349
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	298,747
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	249,410
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	234,630
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	0
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	42,617,628
{89}	To the Reserve Account, the Reserve Account Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	6,428,602

{96}	Total Distributions:		{96}	$50,134,033

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$133,784,393	$329,750,129	$0	$49,530,270	$0
{98}	Class B	184,684,393	329,750,129	0	49,280,860	0
{99}	Class C	232,084,393	329,750,129	0	49,046,230	0
{100}	Class D	261,284,393	329,750,129	0	49,046,230	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$6,428,602

{102}	Beginning Note Balance	{102}	261,284,393
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	42,617,628
{104}	Pro-Forma Note Balance		{104}	218,666,765

{105}	Ending Aggregate Securitization Value	{105}	329,750,129
{106}	10.5% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full, 9.5% Thereafter ($111,083,364)	{106}	111,083,364
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	218,666,765

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$329,750,129
{111}	End of Period Note Balance	{111}	280,451,560
{112}	Overcollateralization	{112}	49,298,569
{113}	Overcollateralization %		{113}	14.95%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	329,750,129
{115}	End of Period Note Balance	{115}	218,666,765
{116}	Overcollateralization	{116}	111,083,364
{117}	Overcollateralization %		{117}	33.69%

RECONCILIATION OF 2023-3 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$2,923,246

{119}	Beginning of Period Reserve Account balance		{119}	$2,923,246
{120}	Investment Earnings	{120}	9,914
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	2,933,160

{124}	Specified Reserve Balance		{124}	2,923,246

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	9,914

{126}	End of period Reserve Account balance		{126}	$2,923,246

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$917,337	0.28%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90% )	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	October 15, 2025

GM Financial

GMALT 2023-3

Supplemental Monthly Data

September 30, 2025

	Aggregate Securitization Value	Residual Value
Beginning of Period	$372,367,757	$341,191,981
Change	(42,617,628)	(37,100,326)
End of Period	$329,750,129	$304,091,655

Residual Value as % of Agg. Securitization Value		92.22%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	12,927	326,167,171	98.91%
31 - 60 days	92	2,665,621	0.81%
61 - 90 days	23	742,086	0.23%
91 - 120 days	7	175,251	0.05%
Total	13,049	329,750,129	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	784	18,768,079	12,841	335,360,290
Standard terminations	516	11,336,378	5,611	122,819,786
Total retained by lessee	1,300	30,104,457	18,452	458,180,076
Returned Vehicles
Early terminations	169	4,285,125	3,103	73,251,136
Standard terminations	159	3,454,863	2,939	68,622,475
Total returned to dealer	328	7,739,988	6,042	141,873,611
Charged off leases / Repossessed vehicles	19	502,488	998	27,511,759
Repurchases	0	0	1	27,138
Other	0	0	0	0
Total terminations	1,647	38,346,933	25,493	627,592,584

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	124	2,173,206	0.58%

Deferments	2	60,469	0.02%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	502,488	27,511,759
less: Sales proceeds	607,886	28,859,709
less: Excess wear and excess mileage received	0	452
less: Other amounts received	0	0
Net Credit (Gain) Loss	(105,398)	(1,348,402)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	7,668,464	140,832,473
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	8,618,638	156,367,384
less: Excess wear and excess mileage received	60,150	786,166
less: Other recovery amounts	0	0
Residual (Gain) Loss	(1,010,324)	(16,321,077)

	Current Period	Prev. Month
Prepay Speed	1.2616%	0.9673%

Return Rate based on Scheduled to Terminate(2)	18.2324%	16.6192%

Return Rate based on Terminated Leases(3)	19.9150%	18.8144%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.